Risk Management - Impact of Fluctuating Commodity Prices and Interest Rates on Company's Open Risk Management Positions (Detail) $ in Millions	Dec. 31, 2021 $ / bbl	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 $ / $	Dec. 31, 2020 CAD ($) $ / bbl
Commodity price risk | Crude Oil Contracts
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00			5.00
Increase		$ (225)		$ (44)
Decrease		225		$ 44
Commodity price risk | WCS and Condensate Differential
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	2.50			2.50
Increase		4		$ (2)
Decrease		(4)		$ 2
Commodity price risk | Refined Products
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range | $ / bbl	5.00
Increase		(2)
Decrease		2
Currency risk | U.S. to Canadian Dollar Exchange Rate
Disclosure of Nature and Extent of Risks Arising from Financial Instruments [Line Items]
Sensitivity Range	0.05		0.05
Increase		11
Decrease		$ (12)